UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227

Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	September 30

Date of Reporting Period	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.6%

Principal Amount (000’s omitted)	Security	Value
Escrowed/Prerefunded — 1.9%
$750	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	$831,637
		$831,637
Hospital — 10.0%
$950	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$881,096
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	356,636
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,508,310
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	802,267
930	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	871,456
		$4,419,765
Insured-Electric Utilities — 8.2%
$3,615	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,622,411
		$3,622,411
Insured-Escrowed/Prerefunded — 42.3%
$1,000	Butler School District, (FSA), Prerefunded to 4/1/14, 5.00%, 4/1/31	$1,089,060
2,500	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29	2,537,350
1,300	Philadelphia Authority for Industrial Development, Lease Revenue, (FSA), Prerefunded to 10/1/11, 5.125%, 10/1/26	1,401,400
1,700	Philadelphia Authority for Industrial Development, Lease Revenue, (FSA), Prerefunded to 10/1/11, 5.25%, 10/1/30	1,840,063
1,880	Philadelphia Water and Wastewater Revenue, (FGIC), Prerefunded to 11/1/12, 5.00%, 11/1/31 (1)	2,027,285
1,750	Philadelphia, (FSA), Prerefunded to 3/15/11, 5.00%, 9/15/31 (1)	1,848,999
1,750	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27 (1)	1,882,808
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, Variable Rate, 8.16%, 7/1/29 (2) (3)	474,060
1,200	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	1,290,640
2,450	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	2,707,222
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	284,999
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/1/11, 5.25%, 5/15/31	1,322,840
		$18,706,726
Insured-General Obligations — 20.0%
$1,000	Alleghany County Gateway School District, (FGIC), 5.00%, 10/15/32	$1,024,140
1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	1,732,269
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	522,610
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	327,920
1,000	Hollidaysburg School District, (FSA), 4.75%, 3/15/30	1,015,220
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,380,058
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,027,380
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	734,247
1,060	Upper Clair Township School District, (FSA), Prerefunded to 7/15/12, 5.00%, 7/15/32	1,088,132
		$8,851,976
Insured-Hospital — 2.3%
$1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	$1,016,170
		$1,016,170

Insured-Lease Revenue/Certificates of Participation — 2.7%
$1,215	Philadelphia Authority for Industrial Development, Lease Revenue, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,215,425
		$1,215,425
Insured-Private Education — 14.2%
$1,000	Chester County Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,024,180
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,381,532
1,900	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	1,856,775
		$6,262,487
Insured-Public Education — 8.0%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,509,872
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,004,530
		$3,514,402
Insured-Sewer Revenue — 11.0%
$1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	$990,622
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	908,419
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	765,581
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	655,495
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,543,545
		$4,863,662
Insured-Special Tax Revenue — 17.7%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,454,444
25,410	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,272,925
1,775	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	275,285
3,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	517,651
2,220	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	309,068
		$7,829,373
Insured-Transportation — 12.1%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,074,000
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,024,430
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	2,264,430
		$5,362,860
Insured-Utilities — 7.0%
$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$3,080,160
		$3,080,160
Insured-Water and Sewer — 0.4%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$155,849
		$155,849
Insured-Water Revenue — 5.8%
$1,120	Philadelphia Water and Wastewater Revenue, (FGIC), 5.00%, 11/1/31 (1)	$1,147,685
1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	1,429,341
		$2,577,026
Private Education — 6.8%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$3,014,100
		$3,014,100
Senior Living/Life Care — 1.0%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$189,176
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	270,645
		$459,821
Transportation — 3.2%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,416,436
		$1,416,436
Total Tax-Exempt Investments — 174.6% (identified cost $74,891,387)		$77,200,286
Other Assets, Less Liabilities — (15.8)%		$(6,986,330)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.8)%		$(26,010,676)
Net Assets Applicable to Common Shares — 100.0%		$44,203,280

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 86.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 26.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $474,060 or 1.1% of the Fund’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

A summary of financial instruments at December 31, 2007 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$2,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(39,416)

Lehman Brothers, Inc.	$1,450,000	4.985%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$12,926

Morgan Stanley Capital Services, Inc.	$1,050,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(61,472)
					$(87,962)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,672,814
Gross unrealized appreciation	$2,594,818
Gross unrealized depreciation	(412,346)
Net unrealized appreciation	$2,182,472

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 22, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 22, 2008